The interactive data file included as an exhibit to this filing relates to the supplements to the prospectuses for Columbia Overseas Value Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 15, 2013 (Accession No. 0001193125-13-109390), which is incorporated herein by reference.